Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024.

	June 30, 2025				December 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	188	—	171	359	81	—	201	282
Long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Deferred compensation assets(2)	188	—	—	188	180	—	—	180
Non-current financial assets at fair value	376	—	172	548	261	—	202	463
Current financial assets
Money market funds	690	—	—	690	432	—	—	432
Current portion of long-term financial investments measured at FVPL(3)	—	—	2	2	—	—	1	1
Derivative financial instruments(3)	—	7	—	7	—	12	—	12
Current financial assets at fair value	690	7	2	699	432	12	1	445
Financial assets at fair value	1,066	7	174	1,247	693	12	203	908

Financial liabilities
Contingent consideration liabilities	—	—	(110)	(110)	—	—	(96)	(96)
Derivative financial instruments	—	(10)	—	(10)	—	(4)	—	(4)
Financial liabilities at fair value	—	(10)	(110)	(120)	—	(4)	(96)	(100)
(1)    As of December 31, 2024, included $11 million of Long-term convertible notes due from associated companies.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2025	2024	2025	2024
Balance as of January 1	201	147	2	8
Additions	15	90	2	—
Net (losses)/gains recognized in Consolidated Statement of Comprehensive Income	(34)	6	—	—
Net gains recognized in Consolidated Income Statement	—	—	—	2
Amortization	—	—	(1)	(2)
Settlements	(11)	—	—	(5)
Balance as of June 30	171	243	3	3

Disclosure of fair value measurement of liabilities
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024.

	June 30, 2025				December 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	188	—	171	359	81	—	201	282
Long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Deferred compensation assets(2)	188	—	—	188	180	—	—	180
Non-current financial assets at fair value	376	—	172	548	261	—	202	463
Current financial assets
Money market funds	690	—	—	690	432	—	—	432
Current portion of long-term financial investments measured at FVPL(3)	—	—	2	2	—	—	1	1
Derivative financial instruments(3)	—	7	—	7	—	12	—	12
Current financial assets at fair value	690	7	2	699	432	12	1	445
Financial assets at fair value	1,066	7	174	1,247	693	12	203	908

Financial liabilities
Contingent consideration liabilities	—	—	(110)	(110)	—	—	(96)	(96)
Derivative financial instruments	—	(10)	—	(10)	—	(4)	—	(4)
Financial liabilities at fair value	—	(10)	(110)	(120)	—	(4)	(96)	(100)
(1)    As of December 31, 2024, included $11 million of Long-term convertible notes due from associated companies.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2025	2024
Balance as of January 1	(96)	(90)
Additions	(9)	—
Accretion for passage of time	(5)	(4)
Balance as of June 30	(110)	(94)

Disclosure of net value of unsettled positions for derivative forward contracts and swaps
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of June 30, 2025 and December 31, 2024.

($ millions)	June 30, 2025	December 31, 2024
Unrealized gains in Other current assets	7	12
Unrealized losses in Current financial debts	(10)	(4)
Net value of unsettled positions for derivatives contracts	(3)	8